Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Account Receivable, Net

	December 31, 2016	December 31, 2015
Accounts receivable	$20,933	$14,202
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$20,933	$14,202